EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFIT PLANS

NOTE 14—EMPLOYEE BENEFIT PLANS

The Company has a 401(k) plan covering substantially all employees. The Company’s contributions are based upon the discretion of the board of directors. Total expense for the years ended December 31, 2014 and 2013 was $425,000 and $475,000, respectively.

On May 1, 2006, the Company entered into salary continuation agreements with five key employees. Under these agreements, the key employees will receive $60,000 per year beginning on their retirement age, defined as age 65, and continuing for 15 years.

During 2011, the Company entered into salary continuation agreements with two additional key employees. Under these agreements, the key employees will receive amounts ranging between $36,000 and $60,000 annually, depending on their age at retirement, commencing upon retirement and continuing for 15 years.

As of December 31, 2014 and 2013, respectively, the Company had accrued $1,840,000 and $1,643,000 in conjunction with these salary continuation agreements. The payouts under these agreements for the years ending December 31, 2014 and 2013 was $26,250 and $0, respectively.